Stock-based compensation - Narrative (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 14, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 05, 2022	Nov. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares reserved for future issuance (in shares)				16,965,849
Period over which shares reserved for future issuance will increase				10 years
Additional shares reserved for issuance, percentage				5.00%
Expiration period				10 years
Options granted (in shares)		0		1,500,081	4,369,866
Weighted average grant date fair value, stock options granted (in usd per share)				$ 4.11	$ 2.05	$ 0.35
Unrecognized compensation cost, options		$ 6,400		$ 9,700
Fair value of stock options vested		$ 1,200	$ 500	$ 3,800	$ 1,700	$ 1,000
Warrants, exercise price (in usd per share)				$ 7.91			$ 7.91
Warrants outstanding (in shares)		17,916,609		17,916,609
Total stock-based compensation		$ 6,755	783	$ 9,164	1,739	2,989
Cost of revenue
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation		377	32	379	41	49
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation		2,760	60	3,141	297	1,464
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation		3,294	629	2,615	1,164	1,346
Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation		$ 324	$ 62	$ 3,029	$ 237	$ 130
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				1 year
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				4 years
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				36 months
Expected dividend yield				0.00%	0.00%	0.00%
Unrecognized compensation cost, period for recognition		1 year 2 months 4 days		1 year 1 month 17 days
Modification incremental cost				$ 400
Options | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				25.00%
Options | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				2.0834%
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition		2 years 10 months 6 days		2 years 7 months 17 days
Granted (in usd per share)		$ 0.54		$ 5.72
Fair value of awards vested				$ 0
Unrecognized compensation cost, excluding options		$ 36,800		41,600
Total stock-based compensation				$ 4,800	$ 0	$ 0
RSUs | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		25.00%
RSUs | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		6.25%
RSUs, Business Combination and certain executives | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				50.00%
RSUs, Business Combination and certain executives | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				25.00%
RSUs, certain executives | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				50.00%
RSUs, new hires | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				25.00%
RSUs, new hires | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				6.25%
RSUs, Board of Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				100.00%
2022 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)				1,500,081
2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)					4,369,866
Common stock warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants expired (in shares)	617,972
Warrants, exercise price (in usd per share)	$ 1.75
Warrants outstanding (in shares)				0
Preferred stock warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, exercise price (in usd per share)								$ 2.16
Warrants outstanding (in shares)				3,247,637
Warrants, number of shares issuable (in shares)				2,889,282				3,247,637